COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of commitments
The Company’s commitments consist of the following:

	June 30, 2021	December 31, 2020
Purchase commitments	12,970	13,047
Guarantees, pledges and other collateral	7,917	8,632
Capital expenditure commitments	338	354
Other commitments	1,116	3,143
Total	22,341	25,176